SCHEDULE OF ACCOUNTS RECEIVABLE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Total accounts receivable	$ 7,054	$ 5,744
Less: Allowance for expected credit loss	(873)	(403)
Accounts receivable, net	6,181	5,341
Beginning of the financial year	403	284
Add: Provision for estimated credit losses	532	145
Less: Estimated credit losses no longer required	(58)
(Less): Currency translation differences	(4)	(26)
End of the financial year	873	403
Third Parties [Member]
Defined Benefit Plan Disclosure [Line Items]
Total accounts receivable	6,322	5,578
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Total accounts receivable	$ 732	$ 166